Stock-Based Compensation Plans and Arrangements Stock-Based Compensation Plans and Arrangements - Employee Stock Purchase Plan (Details) (Employee Stock Purchase Plan, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.15%	0.13%	0.27%
Expected volatility	29.00%	29.00%	42.00%
Expected dividend rate	3.51%	3.27%	1.87%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of stock purchase rights	$ 2.95	$ 3.01	$ 3.63